DELAWARE GROUP® INCOME FUNDS

Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Statutory Prospectus dated November 29, 2013

Effective as of the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware Corporate Bond Fund – Who manages the Fund?” with respect to the Fund and supersedes the information contained in the supplement dated June 19, 2014:

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Roger A. Early, CPA, CFA	Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy	May 2007
Paul A. Matlack, CFA	Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist	December 2012
Craig C. Dembek, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
John P. McCarthy, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
Kashif Ishaq	Senior Vice President, Head of Investment Grade Corporate Bond Trading	November 2013
Christopher M. Testa, CFA	Senior Vice President, Senior Portfolio Manager	June 2014
J. David Hillmeyer, CFA	Vice President, Senior Portfolio Manager	November 2014
Michael G. Wildstein, CFA	Vice President, Senior Portfolio Manager	November 2014

Effective as of the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware Extended Duration Bond Fund – Who manages the Fund?” with respect to the Fund and supersedes the information contained in the supplement dated June 19, 2014:

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Roger A. Early, CPA, CFA	Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy	May 2007
Paul A. Matlack, CFA	Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist	December 2012
Craig C. Dembek, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
John P. McCarthy, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012

Kashif Ishaq	Senior Vice President, Head of Investment Grade Corporate Bond Trading	November 2013
J. David Hillmeyer, CFA	Vice President, Senior Portfolio Manager	November 2014
Michael G. Wildstein, CFA	Vice President, Senior Portfolio Manager	November 2014

Effective as of the date of this supplement, the following replaces the biographical information in the section entitled “Who manages the Funds - Portfolio managers.”

Portfolio managers

Michael G. Wildstein has primary responsibility for making day-to-day investment decisions for Delaware Corporate Bond Fund and J. David Hillmeyer has primary responsibility for making day-to-day investment decisions for Delaware Extended Duration Bond Fund. When making decisions for Delaware Corporate Bond Fund, Mr. Wildstein regularly consults with Roger A. Early, Paul A. Matlack, Craig C. Dembek, John P. McCarthy, Kashif Ishaq, and Christopher M. Testa.  When making decisions for Delaware Extended Duration Bond Fund, Mr. Hillmeyer regularly consults with Roger A. Early, Paul A. Matlack, Craig C. Dembek, John P. McCarthy, and Kashif Ishaq.

Roger A. Early, CPA, CFA, Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy
Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Paul A. Matlack, CFA, Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist
Paul A. Matlack is a strategist and senior portfolio manager for the firm’s fixed income team. Matlack rejoined the firm in May 2010. During his previous time at Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.

Craig C. Dembek, CFA, Senior Vice President, Co-Head of Credit Research, Senior Research Analyst
Craig C. Dembek is a senior research analyst on the firm’s taxable fixed income team with primary responsibility for banks, brokers, insurance companies, and real estate investment trusts (REITs), as well as oversight for other sectors. He rejoined the firm in March 2007. During his previous time at Delaware Investments, from April 1999 to January 2001, he was a senior investment grade credit analyst. Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst. Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston. Dembek earned a bachelor’s degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.

John P. McCarthy, CFA, Senior Vice President, Co-Head of Credit Research, Senior Research Analyst
John P. McCarthy is a senior research analyst on the firm’s taxable fixed income team, responsible for industrials, steel, metals, and mining. He rejoined Delaware Investments in March 2007 after he worked in the firm’s fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Most recently, he was a senior high yield analyst/trader at Chartwell Investment Partners. McCarthy earned a bachelor’s degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

Kashif Ishaq, Senior Vice President, Head of Investment Grade Corporate Bond Trading
Kashif Ishaq is head of investment grade corporate bond trading. He also assists in managing investment grade corporate bond exposure within all the portfolios. For the three years prior to joining Delaware Investments in August 2005, he participated in Lincoln Financial Group’s rotational Professional Development Program. He started the program as a financial analyst in the Hartford office, followed by a position in information technology, and lastly he spent a year in the client services department of Delaware Investments. Ishaq received his bachelor’s degree in corporate finance and accounting from Bentley College, with a minor in mathematics.

Christopher M. Testa, CFA, Senior Vice President, Senior Portfolio Manager
Christopher M. Testa joined Delaware Investments in January 2014 as a senior portfolio manager in the firm’s corporate credit portfolio management group. He helps manage both investment grade and high yield corporate credit. Prior to joining the firm, Testa worked as a portfolio manager who focused on high yield credit at S. Goldman Asset Management from 2009 to 2012 and Princeton Advisory Group from 2012 to 2013. Previously, he served as head of U.S. credit at Drake Management, and prior to that he was head of credit research and a high yield portfolio manager at Goldman Sachs Asset Management. Testa has more than 20 years of experience analyzing and investing in high yield and distressed credit. He earned his bachelor’s degree in economics, with a minor in government, from Hamilton College, and an MBA in finance with a concentration in investments from The Wharton School of the University of Pennsylvania.

J. David Hillmeyer, CFA, Vice President, Senior Portfolio Manager
J. David Hillmeyer is a member of the firm's taxable fixed income portfolio management team, with primary responsibility for portfolio construction and asset allocation of the diversified floating rate strategy. Additionally, he serves as co-portfolio manager for the fixed rate multisector and core plus strategies. Prior to joining Delaware Investments in August 2007 as a vice president and corporate bond trader, he worked for more than 11 years in various roles at Hartford Investment Management Company, including senior corporate bond trader, high yield portfolio manager / trader, and quantitative analyst. He began his career as an investment advisor in January 1989 at Shawmut Bank, leaving the firm as an investment officer in November 1995. Hillmeyer earned his bachelor’s degree from Colorado State University, and he is a member of the CFA Society of Philadelphia and the Philadelphia Council for Business Economics.

Michael G. Wildstein, CFA, Vice President, Senior Portfolio Manager
Michael G. Wildstein is a member of the firm’s fixed income portfolio management team. He manages insurance as well as other corporate credit–related portfolios. Before joining the team, he was a senior corporate bond analyst focused on the telecommunications sector for high grade and high yield portfolios. Prior to joining Delaware Investments in March 2007 as a senior research analyst, Wildstein spent five years at Merrill Lynch Investment Managers in various roles that included portfolio manager for the core bond team, corporate bond research analyst, and corporate bond trader. Before moving into investment management, Wildstein worked in finance, corporate strategy, and business development with several firms including RCN Corporation and AT&T Local Services. He earned a bachelor’s degree from the University of Tampa and an MBA from Drexel University.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Fund shares.

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated November 6, 2014.